Net debt (Tables)	12 Months Ended
Dec. 31, 2022
Net debt.
Summary of closing net debt

		2022	2021
	Notes	£m	£m
Current
Cash and cash equivalents in the Consolidated Balance Sheet	C3	2,170	668
Other investments	C4	1	2
Fair value of debt-related derivatives		—	1
Bank and other short-term borrowings[1]		(1,355)	(459)
Lease liabilities	B4	(135)	(78)
Non-current
Fair value of debt-related derivatives		(71)	(24)
Bank and other long-term borrowings[2]		(3,574)	(1,256)
Lease liabilities	B4	(332)	(139)
Total net debt		(3,296)	(1,285)
1.	Bank and other short-term borrowings consists of £1,291m overdraft (2021: £426m), £24m overseas loans (2021: £30m) and £40m bond accruals (2021: £3m).
2.	Bank and other long-term borrowings consists of £2,987m bond debt (2021: £1,254m) and £587m loans (2021: £2m).

Summary of currency split and cash flows of bank, other borrowings and debt-related derivatives

	2022	2021
	£m	£m
Pound sterling	1,727	48
Euro	927	856
US dollar	2,322	783
Other currencies	24	51
Carrying value	5,000	1,738
Fair value component of derivatives and interest	567	9
Undiscounted value	5,567	1,747
Analysis of undiscounted cash flows of bank and other borrowings:
Less than one year	1,435	450
Between one and five years	3,075	788
More than five years	1,057	509
Future minimum payments	5,567	1,747

Summary of reconciliation of net change in cash and cash equivalents to net debt

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2022	flows	acquisitions)	and other)	2022
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(459)	(121)	(771)	(4)	(1,355)
Bank and other long-term borrowings		(1,256)	(2,257)	—	(61)	(3,574)
Lease liabilities	B4	(217)	114	(225)	(139)	(467)
Other investments		1	—	—	—	1
Fair value of debt-related derivatives		(22)	(7)	19	(61)	(71)
Gross debt		(1,953)	(2,271)	(977)	(265)	(5,466)
Cash and cash equivalents in the Consolidated Balance Sheet		668	1,591	—	(89)	2,170
Net debt		(1,285)	(680)	(977)	(354)	(3,296)

				Non-cash	Non-cash
				(fair value	(foreign
				changes,	exchange,
		Opening	Cash	accruals and	additions	Closing
		2021	flows	acquisitions)	and other)	2021
	Notes	£m	£m	£m	£m	£m
Bank and other short-term borrowings		(1,591)	1,135	(12)	9	(459)
Bank and other long-term borrowings		(1,338)	15	(12)	79	(1,256)
Lease liabilities	B4	(215)	94	(5)	(91)	(217)
Other investments		172	(171)	—	—	1
Fair value of debt-related derivatives		7	31	(3)	(57)	(22)
Gross debt		(2,965)	1,104	(32)	(60)	(1,953)
Cash and cash equivalents in the Consolidated Balance Sheet		1,950	(1,267)	—	(15)	668
Net debt		(1,015)	(163)	(32)	(75)	(1,285)

Summary of effect of offsetting in balance sheet due to financial instruments subject to enforceable netting arrangements

					Amount
			Gross		subject to
			amounts set	Net amounts	master
		Gross	off in the	presented in the	netting
		amount	balance sheet	balance sheet	arrangement	Net amount
		2022	2022	2022	2022	2022
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	2,170	—	2,170	(1,291)	879
Trade and other receivables	A3	843	—	843	—	843
Other financial assets	C4	1	—	1	—	1
Derivative financial instruments	C6	21	—	21	(21)	—
Total		3,035	—	3,035	(1,312)	1,723
Financial liabilities
Trade and other payables	A5	(896)	—	(896)	—	(896)
Borrowings	C2	(4,929)	—	(4,929)	1,291	(3,638)
Lease liabilities	B4	(467)	—	(467)	—	(467)
Derivative financial instruments	C6	(92)	—	(92)	21	(71)
Total		(6,384)	—	(6,384)	1,312	(5,072)

			Gross		Amount
			amounts set		subject to
			off in the	Net amounts	master
		Gross	balance	presented in the	netting
		amount	sheet	balance sheet	arrangement	Net amount
		2021	2021	2021	2021	2021
	Notes	£m	£m	£m	£m	£m
Financial assets
Cash and cash equivalents	C3	668	—	668	(423)	245
Trade and other receivables[1]	A3	506	—	506	—	506
Other financial assets	C4	2	—	2	—	2
Derivative financial instruments	C6	12	—	12	(8)	4
Total		1,188	—	1,188	(431)	757
Financial liabilities
Trade and other payables[2]	A5	(597)	—	(597)	—	(597)
Borrowings	C2	(1,715)	—	(1,715)	423	(1,292)
Lease liabilities	B4	(217)	—	(217)	—	(217)
Derivative financial instruments	C6	(35)	—	(35)	8	(27)
Total		(2,564)	—	(2,564)	431	(2,133)
1.	Trade and other receivables have been restated in 2021 due to a correction to exclude prepayments of £35m.
2.	Trade and other payables have been restated in 2021 due to a correction to exclude social security and other taxes of £72m and contract liabilities of £167m.